Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of income from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
United Kingdom ("U.K.")	(96)	(269)	(112)
United States ("U.S.")	73	145	215
Italy	451	446	612
Other	93	166	58
	521	488	772

The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Current:
U.K.	4	4	1
U.S.	88	86	85
Italy	163	131	118
Other	31	39	50
	286	260	254
Deferred:
U.K.	1	—	—
U.S.	(21)	(44)	(27)
Italy	—	19	(1)
Other	(16)	(11)	(14)
	(36)	(36)	(42)
	250	223	212

Income taxes paid, net of refunds, were $241 million, $149 million, and $283 million in 2024, 2023, and 2022, respectively.

At December 31, 2024, undistributed profits of subsidiaries of approximately $173 million are considered indefinitely reinvested. Foreign withholding taxes on these undistributed earnings would be approximately $10 million.
The Parent is a tax resident in the United Kingdom (the “U.K.”). A reconciliation of the provision for income taxes, from the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (2023 tax rate is based on a weighted average rate of the U.K. statutory tax rate enacted on April 1, 2023) to income from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Income from continuing operations before provision for income taxes	521	488	772
U.K. statutory tax rate	25.0%	23.5%	19.0%
Statutory tax expense	130	115	147

Change in valuation allowances	19	60	32
Italy regional tax (“IRAP”) and state taxes	38	38	31
Tax cost of dividends	48	—	—
Non-deductible expenses	10	5	14
Foreign tax and statutory rate differential (1)	(11)	(9)	26
Foreign tax expense, net of U.S. federal benefit	6	12	26
GILTI tax	10	1	5
Non-taxable gain on sale of business	—	—	(79)
Non-taxable foreign exchange (gain) loss	(1)	1	(7)
Italian patent box tax benefit	(2)	(2)	—
Change in unrecognized tax benefits	9	16	1
Tax law changes	—	—	7
Other	(5)	(15)	10
	250	223	212

Effective tax rate	48.0%	45.8%	27.5%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2024	2023
Deferred tax assets:
Net operating losses	217	206
Italian goodwill tax step-up	101	110
Interest expense limitation carryforward	51	30
Provisions not currently deductible for tax purposes	23	49
Lease liabilities	23	24
Depreciation and amortization	9	3
Other	30	42
Gross deferred tax assets	453	464
Valuation allowance	(237)	(225)
Deferred tax assets, net of valuation allowance	216	239

Deferred tax liabilities:
Acquired intangible assets	128	137
Depreciation and amortization	102	114
Italian goodwill equity reserve liability	96	104
Lease right-of-use assets	23	23
Other	—	2
Total deferred tax liabilities	349	380
Net deferred income tax liability	(133)	(141)

Our net deferred income taxes are recorded in the Consolidated Balance Sheets as follows:

	December 31,
($ in millions)	2024	2023
Deferred income taxes - non-current asset	37	37
Deferred income taxes - non-current liability	(170)	(178)
	(133)	(141)

Net Operating Loss Carryforwards

We have a $856 million gross tax loss carryforward, of which $692 million relates to the U.K and $164 million relates to other tax jurisdictions. Carryforwards in certain tax jurisdictions begin to expire in 2025 while others have an unlimited carryforward period. A valuation allowance has been provided on $725 million of the gross net operating loss carryforwards. Portions of the tax loss carryforwards are subject to annual limitations in most of our significant tax jurisdictions, including the U.K. In addition, as of December 31, 2024, we had U.S. state tax net operating loss carryforwards, resulting in a deferred tax asset (net of U.S. federal tax benefit) of approximately $0.3 million. U.S. state tax net operating loss carryforwards in certain tax jurisdictions begin to expire in 2028, while others have an unlimited carryforward period.

Valuation Allowance

A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2024	2023	2022
Balance at beginning of year	225	181	150
Net charges to expense	19	60	32
Held-for-sale reclassification	(8)	(17)	—
Balance at end of year	237	225	181

The valuation allowance primarily relates to net operating losses that are more likely than not to be realized. In assessing the need for a valuation allowance, we considered both positive and negative evidence for each jurisdiction including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies. When we change our determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to the provision for income taxes in the period in which such determination is made.

Accounting for Uncertainty in Income Taxes

A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ in millions)	2024	2023	2022
Balance at beginning of year	10	24	23
Additions to tax positions - current year	2	—	—
Additions to tax positions - prior years	7	16	—
Reductions to tax positions - prior years	(2)	(1)	—
Settlements	—	(29)	—
Balance at end of year	17	10	24

At December 31, 2024, 2023, and 2022, $17 million, $10 million, and $24 million, respectively, of the unrecognized tax benefits, if recognized, would affect our effective tax rates.

We recognize interest and penalties related to income tax matters in income tax expense. The charges were nominal for 2024, 2023, and 2022. The gross balance of accrued interest and penalties was $27 million and $30 million at December 31, 2024 and 2023, respectively.

We file income tax returns in various jurisdictions of which the U.K., U.S., and Italy represent the major tax jurisdictions. As of December 31, 2024, we are subject to income tax audits in various tax jurisdictions globally, most significantly in the U.S. and Mexico.
Mexico Tax Audit

Based on a 2006 tax examination, the Company’s Mexican subsidiary, GTECH Mexico S.A. de C.V., was issued an income tax assessment of approximately Mexican peso (“MXN”) 425 million. The assessment relates to the denial of a deduction for cost of goods sold and the taxation of intercompany loan proceeds. The Company has unsuccessfully contested the two issues in the Mexican court system receiving unfavorable decisions by the Mexican Supreme Court in June 2017 and October 2019, respectively. As of December 31, 2024, based on the unfavorable decisions received, the Company has recorded a liability of MXN580 million (approximately $28 million), inclusive of additional interest, penalties, and inflationary adjustments, which is reported within other non-current liabilities in the Consolidated Balance Sheets.

Italy Tax Audits

Since February 2020, the Company’s Italian corporate income tax returns for the calendar years ended December 31, 2015 through December 31, 2019 were under examination. In October 2020, the Italian Tax Authorities issued a final audit report for calendar year 2015. The Company filed a defense memorandum with the Italian Tax Authorities in May 2021 rejecting all findings. In December 2021, the Company received a tax assessment notice for €15 million relating to calendar year 2015. The Company filed an appeal with the Italian Tax Court in May 2022 relating to the 2015 tax assessment. On March 21, 2023, the Company received a tax assessment notice for €27 million relating to calendar year 2016. On September 7, 2023, the Company signed a Settlement Agreement with the Italian Tax Authorities pursuant to which the Company agreed to settle the 2015 and 2016 tax assessments for €10 million. Additionally, the Company agreed to settle the 2015 and 2016 audit findings that were relevant to tax years 2017-2022 for €13 million. The total impact, net of amounts previously reserved, was $14 million.

Pillar Two Global Minimum Tax Framework - Legislative Updates

In December 2021, the Organization for Economic Cooperation and Development (“OECD”) enacted model rules for a new global minimum tax framework (“Pillar Two”). Many non-U.S. tax jurisdictions, including the European Union, have committed to adopting Pillar Two, which establishes a global minimum tax of 15% and is intended to be effective for tax years beginning in 2024. The OECD has since issued administrative guidance providing transition and safe harbor rules around the implementation of the Pillar Two global minimum tax. Based on the Company’s current analysis of the Pillar Two provisions, these tax law changes do not have a material impact on the Company’s financial statements for calendar year 2024.